Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2022
Registrant Name	dei_EntityRegistrantName	ABRDN FUNDS
Central Index Key	dei_EntityCentralIndexKey	0001413594
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 18, 2023
Document Effective Date	dei_DocumentEffectiveDate	Aug. 18, 2023
Prospectus Date	rr_ProspectusDate	Aug. 18, 2023
(abrdn Funds) | (abrdn Infrastructure Debt Fund) | Class A
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	CUGAX
(abrdn Funds) | (abrdn Infrastructure Debt Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	AGCIX
(abrdn Funds) | (abrdn Infrastructure Debt Fund) | Institutional Service Class
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	CGFIX
(abrdn Funds) | (abrdn High Income Opportunities Fund) | Class A
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	BJBHX
(abrdn Funds) | (abrdn High Income Opportunities Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	JHYIX